Share Capital and Reserves - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 15, 2021 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) yr shares	Dec. 31, 2021 USD ($) shares GT	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury shares authorized to purchase | shares		19,100,000	19,100,000	19,100,000	19,100,000	19,100,000	19,100,000	19,100,000
Cancellation of treasury shares | shares			5,500,000
Maximum percentage share compensation arrangements relative to outstanding shares					8.50%
Average share price of entity | $ / shares				$ 8.76					$ 10.48
Common Stock Shares Eligible To Be Issued From Treasury Value | $		$ 140.0	$ 140.0	$ 140.0	$ 140.0	$ 140.0	$ 140.0	$ 140.0
Dividend recognized as distribution to owners per share | $ / shares	$ 0.02
At The Market Program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares		0	0	0	0	0	0	0
Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option issued			2,968,000					7.18	2,812,000
Weighted average exercise price | $ / shares				$ 7.18					$ 9.43
Fair value of option issued | $		$ 3.3	$ 3.3	$ 3.3	$ 3.3	$ 3.3	$ 3.3	$ 3.3
Fair value per option | $ / shares						$ 1.11
Weighted average share price granted | $ / shares				$ 7.18
Expected volatility					30.00%
Risk-free interest rate					0.95%
Expected life | yr							3
Description of option pricing model, share options granted		BSM
Weighted average share price at time of exercise of options | $ / shares				$ 7.74					$ 11.65
Weighted average remaining contractual life of outstanding share options		3 years 3 months 3 days							3 years 4 months 28 days
Number of options outstanding | shares		11,239,342	11,239,342	11,239,342	11,239,342	11,239,342	11,239,342	11,239,342	9,127,103	7,568,533
Restricted Share Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option issued | shares			343,200
Fair value of option issued | $		$ 1.9	$ 1.9	$ 1.9	$ 1.9	$ 1.9	$ 1.9	$ 1.9
Fair value per option | $ / shares						$ 5.64
Shares authorized for issuance share based compensation arrangement | shares		4,500,000	4,500,000	4,500,000	4,500,000	4,500,000	4,500,000	4,500,000
Vesting term		three year
Number of options outstanding | shares		1,992,500	1,992,500	1,992,500	1,992,500	1,992,500	1,992,500	1,992,500